Interests in associates and joint ventures (Tables)	6 Months Ended
Jun. 30, 2026
Interests In Other Entities [Abstract]
Disclosure of interests in associates	At 30 June 2026, the carrying amount of HSBC’s interests in associates and joint ventures was $31,333m (31 December 2025: $29,577m).

Principal associates of HSBC
	At 30 Jun 2026		At 31 Dec 2025
	Carrying amount	Fair value[1]	Carrying amount	Fair value[1]
	$m	$m	$m	$m
Bank of Communications Co., Limited	24,141	12,149	22,456	11,713
Saudi Awwal Bank	5,608	5,486	5,511	5,499
1Principal associates are listed on recognised stock exchanges. The fair values are based on the quoted market prices of the shares held (Level 1 in the fair value hierarchy).

Share of profit in associates and joint ventures
	Half-year to
	30 Jun 2026	30 Jun 2025
	$m	$m
Bank of Communications Co., Limited	1,187	1,260
Saudi Awwal Bank	322	345
Other associates and joint ventures	50	46
Share of profit in associates and joint ventures	1,559	1,651
Less: Impairment of interest in BoCom	—	(1,000)